Fair Value Measurement - Summary of Key Assumptions for Determining Fair Value of Redeemable Convertible Preferred Stock Warrants (Detail) - Redeemable Convertible Preferred Stock Warrant	Dec. 31, 2020 yr
Expected life (years)
Class of Warrant or Right [Line Items]
Fair value measurements inputs	3.00
Risk-free interest rate
Class of Warrant or Right [Line Items]
Fair value measurements inputs	0.0017
Expected volatility
Class of Warrant or Right [Line Items]
Fair value measurements inputs	0.7000
Dividend yield
Class of Warrant or Right [Line Items]
Fair value measurements inputs	0